Basis Of Preparation Of The Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Significant Investments in Subsidiaries
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2020	December 31, 2019	December 31, 2018
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00

(1)	Directly controlled by Cofesur S.A.U.

Ferrosur Roca S.A. [member]
Statement [LineItems]
Summary of Financial Information of Subsidiaries with Material Non-controlling Interests

	2020	2019
Current assets	971,734	1,186,841
Non-current assets	1,588,289	3,023,738
Current liabilities	879,157	3,343,688
Non-current liabilities	324,795	425,681
Shareholders’ equity attributable to owners of the parent company	1,084,856	352,968
Non-controlling interest	271,215	88,242

	2020	2019	2018
Revenues	3,595,634	4,964,258	5,418,884
Financial results, net	375,153	(857,072)	(216,212)
Depreciation	(817,204)	(841,090)	(790,839)
Income tax	95,305	80,489	308,611
Net losses for the year (*)	(1,104,096)	(1,106,732)	(243,852)

(*)	As of December 31, 2020 and 2019, net losses include an income for elimination of intragroup transactions of 11,867 and 472,492, respectively.

	2020	2019	2018
Net cash generated by / (used in) operating activities	240,521	402,908	(362,798)
Net cash generated by / (used in) investing activities	(412,998)	74,338	(567,231)
Net cash generated by / (used in) financing activities	(673,538)	(786,408)	918,895
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	841,997	(18,119)	(6,177)